Note 4 - Commitments and Contingencies - Future Minimum Lease Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating ROU Leases, 2020	$ 362
Finance ROU Leases, 2020	45
2020	407
Operating ROU Leases, 2021	361
Finance ROU Leases, 2021	21
2021	382
Operating ROU Leases, 2022	369
Finance ROU Leases, 2022
2022	369
Operating ROU Leases, 2023	380
Finance ROU Leases, 2023
2023	380
Operating ROU Leases, 2024	352
Finance ROU Leases, 2024
2024	352
Operating ROU Leases Undiscounted Obligation	1,824
Finance ROU Leases Undiscounted Obligation	66
[custom:LesseeOperatingAndFinanceLeaseLiabilityPaymentsDue]	1,890
Operating ROU Leases, Less Interest*	(225)	[1]
Finance ROU Leases, Less Interest*	(2)	[1]
Operating ROU Leases	1,599
Finance ROU Leases	$ 64

[1]	Interest is imputed for operating ROU leases and classified as lease expense and is included in operating expenses in the accompanying condensed consolidated statement of operations.